Note Payable to Related Parties (Tables)	12 Months Ended
Jun. 30, 2014
Note Payable To Related Parties Tables
Note Payable	Notes payable
Balance, June 30, 2013	$175,000

Additional notes issued	22,500
Discount on note payable	—
Repayments of notes payable	(197,500)

Balance, June 30, 2014	$—

Interest Payable	Accrued interest payable
Balance, June 30, 2013	$90,822

Accrued interest for the year	16,398
Forgiveness of accrued interest	(107,220)

Balance, June 30, 2014	$—